LEASES	12 Months Ended
Dec. 31, 2024
Lessee Disclosure [Abstract]
LEASES

NOTE 11     -      LEASES

The Company has operating leases for facilities and vehicles. The Company’s leases have remaining terms of 1 to 10 years, some of which include options to extend the leases for up to additional 10 years. The weighted average remaining lease term was 11.6 years, and the weighted average discount rate was 3.2% as of December 31, 2024.

Lease expenses amounted to $7,296, $6,636 and $6,587 for the years ended December 31, 2024, 2023 and 2022, respectively. The expected discounted and undiscounted lease payments under non-cancelable leases as of December 31, 2024, excluding non-lease components, were as follows:

Year

2025	7,127
2026	6,510
2027	6,174
2028	5,870
2029	5,028
2030 and thereafter	41,903
Total lease payments	72,612
Less imputed interest	(17,080)
Total	55,532

Operating cash flows for operating leases amounted to $7,081, $6,138 and $6,450 for the years ended December 31, 2024, 2023 and 2022, respectively.